Filed pursuant to Rule 497(e)

Registration Nos. 333-129930; 811-21836

ONEFUND S&P 500®

A Series of ONEFUND Trust (the “Fund”)

Supplement dated April 7, 2025 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated July 29, 2024, as supplemented from time to time

Effective immediately, the Adviser’s name has changed from “ONEFUND, LLC” to “CYBER HORNET ETFS, LLC”. All references in the Summary Prospectus, Prospectus and Statement of Additional Information to the Adviser’s previous name are replaced with the new name.

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This supplement should be retained with your Summary Prospectus, Prospectus,

and SAI for future reference.